Long-Term Incentive Plan (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-term Incentive Plan
Expenses related to long term benefit plan	R$ 47,815	R$ 22,212